DEBT (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Refinancing of Debt	Jun. 30, 2011 Refinancing of Debt	Jun. 30, 2012 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Feb. 09, 2012 Revolving Credit Facility	Feb. 10, 2012 Revolving Credit Facility Subsequent Event Refinancing of Debt	Jun. 30, 2012 Revolving Credit Facility Federal Funds Rate	Dec. 31, 2011 Revolving Credit Facility Federal Funds Rate	Jun. 30, 2012 Revolving Credit Facility London Interbank Offered Rate (LIBOR)	Dec. 31, 2011 Revolving Credit Facility London Interbank Offered Rate (LIBOR)	Jun. 30, 2012 Revolving Credit Facility London Interbank Offered Rate (LIBOR) Minimum	Dec. 31, 2011 Revolving Credit Facility London Interbank Offered Rate (LIBOR) Minimum	Jun. 30, 2012 Revolving Credit Facility London Interbank Offered Rate (LIBOR) Maximum	Dec. 31, 2011 Revolving Credit Facility London Interbank Offered Rate (LIBOR) Maximum	Jun. 30, 2012 Revolving Credit Facility Base Rate Minimum	Dec. 31, 2011 Revolving Credit Facility Base Rate Minimum	Jun. 30, 2012 Revolving Credit Facility Base Rate Maximum	Dec. 31, 2011 Revolving Credit Facility Base Rate Maximum	Jun. 30, 2012 Letter of Credit	Feb. 10, 2012 Letter of Credit Subsequent Event Refinancing of Debt	Jun. 30, 2012 United States Department of Housing and Urban Development note	Jun. 30, 2012 United States Department of Housing and Urban Development Subsequent Event Refinancing of Debt note	Jun. 30, 2012 Amended, Restated and Consolidated Loan Agreement with General Electric Capital Corporation	Oct. 27, 2010 Senior Notes due 2018	Jun. 30, 2012 Senior Notes due 2018 Prior to November 2014	Dec. 31, 2011 Senior Notes due 2018 Prior to November 2014	Jun. 30, 2012 Senior Notes due 2018 Prior to November 2013	Dec. 31, 2011 Senior Notes due 2018 Prior to November 2013	Jun. 30, 2012 Senior Notes due 2018 Prior to November 2013 Maximum	Dec. 31, 2011 Senior Notes due 2018 Prior to November 2013 Maximum	Jul. 26, 2012 Additional Senior Notes	Jul. 26, 2012 Additional Senior Notes Subsequent Event Issuance of Debt	Dec. 06, 2010 Senior Subordinated Notes due 2015	Jun. 30, 2012 Mortgage Indebtedness	Dec. 31, 2011 Mortgage Indebtedness		Dec. 31, 2010 Mortgage Indebtedness
Debt Instrument
Principal Outstanding, Fixed Rate																														$ 31,100,000											$ 98,818,000	$ 98,739,000	[1]	$ 100,610,000	[1]
Weighted Average Interest Rate, Fixed Rate																														6.82%											5.56%	6.29%
Principal Outstanding, Variable Rate																																									58,562,000	59,159,000	[1],[2]	60,315,000	[1],[2]
Weighted Average Interest Rate, Variable Rate																																									5.00%	5.50%	[2]
Total Principal Outstanding																																										157,898,000	[1]	160,925,000	[1]
Debt Instrument, Description of Variable Rate Basis																one-month LIBOR	one-month LIBOR																								90-day LIBOR	90-day LIBOR
Debt Instrument, Basis Spread on Variable Rate														0.50%	0.50%	1.00%	1.00%																								4.00%	4.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																																									1.00%	1.00%
Debt Instrument, Unamortized Premium																																									500,000	500,000		500,000
Long-term Debt, Amended, Percentage Bearing Variable Interest, Basis Spread on Variable Rate																														0.50%
Debt Instrument, Interest Rate, Stated Percentage																															8.125%							8.125%	8.125%	9.125%
Debt Instrument, Percent to Par Value																																							106.00%
Debt Instrument, Face Amount																															225,000,000							100,000,000	100,000,000
Proceeds from Issuance of Debt																															225,000,000								103,800,000
Debt Instrument, Interest Rate, Effective Percentage																																							6.92%
Proceeds from Debt, Net of Issuance Costs																															219,900,000
Debt Instrument, Repurchased Face Amount																																								200,000,000
Debt Instrument, Redeemable, Redemption Price of Principal Amount, Percentage																																100.00%	100.00%	108.125%	108.125%
Debt Instrument, Redeemable, Principal Amount Redeemable, Percentage																																				35.00%	35.00%
Line of Credit Facility, Maximum Borrowing Capacity									200,000,000	200,000,000	100,000,000	100,000,000	200,000,000													20,000,000	20,000,000
Line of Credit Facility, Commitment Fee Amount									200,000	400,000	500,000
Line of Credit Facility, Accordion Feature, Additional Borrowing Capacity									150,000,000	150,000,000			150,000,000
Line of Credit Facility, Optional Extension Period										1 year	1 year
Line of Credit Facility, Interest Rate During Period																		3.00%	3.00%	4.00%	4.00%	2.00%	2.00%	3.00%	3.00%
Line of Credit Facility, Interest Rate at Period End									3.49%	3.49%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																		0.35%	0.35%	0.50%	0.50%
Interest Expense	3,859,000	8,148,000	7,505,000	15,846,000	15,103,000	30,319,000			200,000	200,000
Amortization of deferred financing costs	230,000	900,000	500,000	1,447,000	995,000	1,998,000	200,000	200,000
Interest Payable	0	3,700,000		3,700,000		4,000,000
Debt Instrument, Refianced, Number of Instruments Refianced																												4	1
Debt Instrument, Refianced, Amount																												20,900,000	13,500,000
Debt Instrument, Interest Rate During Period																												5.75%	5.90%
Debt Instrument, Refianced, Interest Rate																												2.49%	2.49%
Debt Instrument, Refianced, Increase (Decrease) to Outstanding Principal																												1,100,000	400,000
Long-term Debt, Amended, Percentage Bearing Variable Interest, Amount																														58,600,000
Debt Instrument, Refianced, Write-off of Unamortized Financing Costs																												200,000
Line of Credit Facility, Amount Outstanding									42,500,000	42,500,000
Line of Credit Facility, Current Borrowing Capacity									$ 157,500,000	$ 157,500,000

[1]	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011 and 2010.
[2]	Contractual interest rates under variable rate mortgages are equal to the 90-day LIBOR plus 4.5% (subject to a 1.0% floor).